Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
  NOTE 4: CASH AND CASH EQUIVALENTS
          Cash and cash equivalents consist of the following:

	December 31,	December 31,
	2011	2010
Cash on hand and at banks	$92,395	$114,615
Short-term deposits and highly liquid funds	78,701	92,795

Total cash and cash equivalents	$171,096	$207,410

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2011, Navios Holdings held time deposits of $77,233 and money market funds of $1,468 with a duration of less than three months. As of December 31, 2010, Navios Holdings held time deposits of $92,795 with a duration of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Holdings also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.